Intangible Assets, Net (Details)	Dec. 31, 2022
Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	10 years